Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Current Income Tax Provision	Current income tax provision consists of the following:

	December 31,
	2017	2018
	(in thousands)
Domestic	$1	$3
Foreign	25	35

Total current income tax provision	$26	$38

Components of Deferred Tax Assets

The components of the deferred tax assets are as follows:

	December 31,
	2017	2018
	(in thousands)
Deferred tax assets:
Net operating loss carryovers	$19,251	$28,834
Fixed and intangible assets	664	837
Accruals and reserves	465	761
Stock-based compensation	31	132
Research and development credits	1,858	1,716
Contributions	13	14

Total deferred tax assets	22,282	32,294
Less valuation allowance	(22,282)	(32,294)

Total net deferred tax assets	$—	$—

Reconciliation of Statutory Federal Income Tax

Reconciliation of the statutory federal income tax to the Company’s effective tax is as follows:

	December 31,
	2017	2018
	(in thousands)
Income tax benefit at federal statutory rate	$(10,404)	$(8,624)
State and local income taxes net of federal tax benefit	1	3
Foreign tax rate differential	(3)	11
Change in valuation allowance	(522)	8,497
Stock-based compensation	309	123
R&D tax credits	(222)	(313)
Other	109	341
Federal rate change (pursuant to the Tax Cuts and Jobs Act of 2017)	10,758	—

Total current income tax provision	$26	$38

Schedule of Unrecognized Tax Benefits

The activity related to the gross amount of unrecognized tax benefits is as follows:

	December 31,
	2017	2018
	(in thousands)
Beginning balance	$688	$893
Additions based on tax positions related to prior years	—	394
Additions based on tax positions related to current years	205	609

Balance at end of year	$893	$1,896